UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin       New York, N.Y.             May 13, 2005
--------------------  ------------------------     ------------------
     [Signature]          [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:  $111,493
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F      File Number                   Name

----          -------------------               ------------------------------

                                                FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2  COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                   Title of                Market      Shrs or  Sh/ Put/  Investment Other      Voting Authority
Name of Issuer                     Class      CUSIP        Value       Prn Amt  Prn Call  Discretn   Managers  Sole      Shared None
3Com Corp                            COM      885535104     2,136      600,000  SH          SOLE                 600,000
Agere Sys Inc.                       CL A     00845V100       908      635,000  SH          SOLE                 635,000
Agere Sys Inc.                       CL B     00845V209     3,181    2,240,000  SH          SOLE               2,240,000
Alaska Communications Sys.           COM      01167P101       145       14,400  SH          SOLE                  14,400
American Intl Group, Inc.            COM      026874107     8,312      150,000      PUT     SOLE                 150,000
Ascential Software Corp            COM NEW    04362P207     1,853      100,000  SH          SOLE                 100,000
Aspect Communications Corp           COM      04523Q102     1,666      160,000  SH          SOLE                 160,000
AT&T Corp.                         COM NEW    001957505     2,813      150,000      CALL    SOLE                 150,000
BEA Sys, Inc.                        COM      073325102     2,989      375,000  SH          SOLE                 375,000
Blockbuster Inc.                     CL B     093679207       844      101,000  SH          SOLE                 101,000
Cholestech Corp                      COM      170393102     1,892      187,713  SH          SOLE                 187,713
Cisco Sys, Inc.                      COM      17275R102     1,073       60,000  SH          SOLE                  60,000
Closure Med Corp                     COM      189093107       200        7,500  SH          SOLE                   7,500
DuPont Photomasks, Inc.              COM      26613X101     1,133       42,500  SH          SOLE                  42,500
Enterasys Networks, Inc.             COM      293637104     1,039      742,200  SH          SOLE                 742,200
Eon Labs, Inc.                       COM      29412E100     3,538      117,000  SH          SOLE                 117,000
Federated Department Stores, Inc.    COM      31410H101     3,583       56,300  SH          SOLE                  56,300
Guidant Corp                         COM      401698105    10,346      140,000  SH          SOLE                 140,000
Hewlett-Packard Co                   COM      428236103     2,743      125,000  SH          SOLE                 125,000
Hewlett-Packard Co                   COM      428236103     2,194      100,000      CALL    SOLE                 100,000
Informatica Corp                     COM      45666Q102     1,365      165,000  SH          SOLE                 165,000
Johnson & Johnson                    COM      478160104     5,037       75,000      PUT     SOLE                  75,000
Lawson Software, Inc.                COM      520780107       253       42,867  SH          SOLE                  42,867
Lennar Corp                          CL B     526057302     1,845       35,000  SH          SOLE                  35,000
LifePoint Hospitals, Inc.            COM      53219L109       219        5,000  SH          SOLE                   5,000
MCI Inc.                             COM      552691107     9,222      370,350  SH          SOLE                 370,350
MCI Inc.                             COM      552691107     4,980      200,000      PUT     SOLE                 200,000
MGM - MIRAGE                         COM      552953101       161       13,500  SH          SOLE                  13,500
NeighborCare, Inc.                   COM      64015Y104     1,463       50,000      CALL    SOLE                  50,000
NetScout Sys, Inc.                   COM      64115T104       424       95,303  SH          SOLE                  95,303
Novelis Inc.                         COM      67000X106       219       10,000  SH          SOLE                  10,000
OfficeMax Inc. DEL                   COM      67622P101     3,350      100,000      PUT     SOLE                 100,000
Palomar Med Technologies, Inc.     COM NEW    697529303     1,079       40,000  SH          SOLE                  40,000
Patina Oil & Gas Corp                COM      703224105     1,200       30,000  SH          SOLE                  30,000
Qwest Communications Intl Inc.       COM      749121109       925      250,000  SH          SOLE                 250,000
Sirius Satellite Radio Inc.          COM      82966U103       141       25,000  SH          SOLE                  25,000
Sprint Corp                        COM FON    852061100     1,706       75,000  SH          SOLE                  75,000
SupportSoft, Inc.                    COM      868587106     2,112      400,000  SH          SOLE                 400,000
Symantec Corp                        COM      871503108     1,280       60,000  SH          SOLE                  60,000
Symantec Corp                        COM      871503108     1,067       50,000      PUT     SOLE                  50,000
Symantec Corp                        COM      871503108     1,067       50,000      CALL    SOLE                  50,000
Gillette Co                          COM      375766102    11,106      220,000  SH          SOLE                 220,000
TiVo Inc.                            COM      888706108       259       50,000  SH          SOLE                  50,000
UnitedGlobalCom, Inc.                CLA      913247508     1,892      200,000  SH          SOLE                 200,000
Veritas Software Corp                COM      923436109     1,045       45,000  SH          SOLE                  45,000
Veritas Software Corp                COM      923436109     1,045       45,000      PUT     SOLE                  45,000
Viacom Inc.                          CL A     925524100       371       10,600  SH          SOLE                  10,600
Viacom Inc.                          CL B     925524308     3,135       90,000  SH          SOLE                  90,000
Yellow Roadway Corp                  COM      985577105       937       16,000  SH          SOLE                  16,000

                                                          111,493







03164.0001 #571106